Expense Example {- Tax-Exempt Portfolio} - 03.31 FIMM Funds Class 2 Combo PRO-09 - Tax-Exempt Portfolio - Class II	May 29, 2021 USD ($)
Expense Example:
1 year	$ 34
3 years	113
5 years	202
10 years	$ 463